Mortgage Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Assets [Abstract]
Summary of mortgage servicing rights

	2012	2011	2010
	(dollars in thousands)

Beginning of year mortgage servicing rights:	$2,142	$2,134	$1,890
Amounts capitalized	1,237	679	1,113
Amortization	(908)	(671)	(869)
Impairment	(77)	—	—

End of year	$2,394	$2,142	$2,134

Estimated amortization expense

Year ending December 31,
(dollars in thousands)

2013	$565
2014	489
2015	414
2016	338
2017	261
Thereafter	327

Total	$2,394